Commitments and Contingencies - Purchase Obligations (Details) $ in Millions	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019 (remaining)	$ 87.2
2020	67.4
2021	43.7
2022	4.4
2023	3.0
Thereafter	6.9
Total purchase commitments	$ 212.6